Schedule of Non-Cancellable Lease Contract (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 79,614	$ 133,103
Operating lease liabilities
Current	78,281	104,267
Non-current	6,321	41,011
Total Operating lease liabilities	$ 84,602	$ 145,278
Weighted average remaining lease terms (in years)	9 months 21 days	1 year 4 months 20 days
ROU assets obtained in exchange for operating lease liabilities	$ 73,808	$ 29,338	$ 259,269
Amortization of ROU assets	127,297	94,099	61,406
Accretion of operating lease liabilities	5,995	8,913	8,410
Total operating lease expenses	$ 133,292	$ 103,012	$ 69,816
Office at Beach Centre, Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul, South Korea [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years from March 4, 2024 to March 3, 2026 (including a 1-year renewal option assessed as reasonably certain to be exercised)
Office at Shanghai, China [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years from March 3, 2025 to March 9, 2027